Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	$ 2,241,076	$ 2,268,360
Industrial Bank Co., Ltd [Member]
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	1,018,672	1,102,675
Postal Saving Bank of China [Member]
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	1,076,880	1,165,685
Rural Credit Cooperative (ShunChang) [Member]
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	$ 145,524